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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

                     Read instructions at end of Form before
                                 preparing Form.

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     1.       Name and address of issuer:

              UBS Mutual Funds Securities Trust
              51 West 52nd Street
              New York, NY 10019-6114
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     2.       The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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     3.       Investment Company Act File Number:

                   811-09745

              Securities Act File Number:

                   333-94065

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     4(a).    Last day of fiscal year for which this Form is filed:

                   November 7, 2003 (date of merger)

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     4(b).    [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

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     4(c).    [X] Check box if this is the last time the issuer will be filing this Form.



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     5.     Calculation of registration fee:

            (i)    Aggregate sale price of                              $241,196
                   securities sold during the                           --------
                   fiscal year pursuant to section
                   24(f):


            (ii)   Aggregate price of securities
                   redeemed or repurchased during
                   the fiscal year:                    $5,912,424
                                                       ----------

            (iii)  Aggregate price of securities
                   redeemed or repurchased during
                   any prior fiscal year ending no
                   earlier than October 11, 1995
                   that were not previously used to
                   reduce registration fees payable
                   to the Commission:                  $        0
                                                       ----------


            (iv)   Total available redemption credits [add
                   Items 5(ii) and 5(iii)]:                          -$5,912,424
                                                                      ----------

            (v)    Net sales - if Item 5(i) is
                   greater than Item 5(iv)
                   [subtract Item 5(iv) from Item
                   5(i)]:                                             $        0
                                                                      ----------


            --------------------------------------------------------------------
            (vi)   Redemption credits available
                   for use in future years -- if       $(5,671,228)
                   Item 5(i) is less than Item 5(iv)   ------------
                   [subtract Item 5(iv) from Item
                   5(i)]:

            --------------------------------------------------------------------

            (vii)  Multiplier for determining
                   registration fee (See
                   Instruction C.9):                                 x 0.0000809
                                                                     -----------



            (viii) Registration fee due [multiply
                   Item 5(v) by Item 5(vii)] (enter
                   "0" if no fee is due):                            = $       0
                                                                     -----------

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     6.   Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          $          .
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     7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                    +$        0
                                                                     -----------
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     8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                     = $       0
                                                                     -----------
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     9.   Date the registration fee and any interest payment was sent to the
          Commission's lockbox depository:

                 Method of Delivery:

                              [ ]    Wire Transfer

                              [ ]    Mail or other means
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Kevin Mahoney
                             ------------------------------------------

                             Kevin Mahoney
                             ------------------------------------------

                             Vice President and Assistant Treasurer
                             ------------------------------------------

Date:   December 17, 2003
        -----------------

  *Please print the name and title of the signing officer below the signature.





















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